191 North Wacker Drive, Suite 1601
Chicago, IL 60606
T: (312) 964-3505
F: (312) 964-3501

March 4, 2025

Via EDGAR Transmission

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk
Re:	Delaware Group Adviser Funds (the “Trust”) File Nos. 811-07972; 033-67490 Rule 497(j) Filing
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 70 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on February 25, 2025, with an effective date of February 27, 2025.

Please contact me at the number above with any questions or comments relating to this certification.

Sincerely, /s/ Mark R. Greer Mark R. Greer